Summary of Significant Accounting Policies - ASU 2017-07 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Labor and Related Expense | Accounting Standards Update 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net periodic benefit cost/(credit) reclassified	$ (1,946)	$ 843